Research and development expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Expense [Abstract]
Research and development expense	₩ 723,888	₩ 721,437	₩ 705,504